Real Estate Properties under Development, Net - Additional Information (Detail) - Buildings $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Real Estate [Line Items]
Scheduled minimum rental payments to be received	$ 3,082
Lease expiration date	Dec. 31, 2020